LONG-TERM DEBT - Changes in long-term debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM DEBT
Balance at beginning of year	$ 7,582.3	$ 7,609.9
Net change under revolving facilities, net of financing costs		(364.0)
Issuance of long-term debt, net of financing costs	795.0	1,957.2
Repayment of long-term debt	(1,440.9)	(1,900.3)
Foreign currency translation	(154.1)	267.4
Amortization of financing costs	8.7	9.0
Change in fair value related to hedged interest rate risk		2.2
Other	2.1	0.9
Balance at end of year	$ 6,793.1	$ 7,582.3